Loans - Summary of Loan Receivable (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Balance, beginning of year	$ 7,598,014
Advances	2,805,030
Repayments	(1,136,907)
Change in related parties
Balance, end of year	$ 9,266,137